Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 28, 2025
Blue Chip Growth Trust
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Blue Chip Growth Trust
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance or variable annuities contract that may use the fund as its underlying investment option and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. (The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.) These are firms that, in the subadvisor’s view, are well established in their industries and have the potential for above-average earnings growth. In identifying blue chip companies, the subadvisor generally considers the following characteristics: Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation. Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadvisor’s analysts will evaluate the depth and breadth of a company’s management experience. Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio. This investment approach reflects the subadvisor’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadvisor targets will have good prospects for dividend growth. The fund may at times invest significantly in stocks of information technology companies. While most of the assets of the fund are invested in U.S. common stocks, the fund may also purchase or invest in other types of securities, including (i) U.S. and foreign currency-denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, warrants, preferred stocks and debt securities are limited to 25% of total assets. The fund may invest in debt securities of any type, including municipal securities, without restrictions on quality or rating. Such securities would be issued by entities which meet the investment criteria for the fund but may include below-investment-grade debt securities (“junk bonds”). The fund will not purchase a below-investment-grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities. The fund’s debt securities may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities. The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may or may not bear interest or pay dividends at below (or even relatively nominal) rates. The fund may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities. In pursuing the fund’s investment objectives, the subadvisor has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadvisor believes will provide an opportunity for substantial appreciation. These situations might arise when the subadvisor believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or innovation or a favorable competitive development. The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.Past performance does not indicate future results. The Russell 1000 Growth Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Series I
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter:Q2 202027.72%Worst quarter:Q2 2022-24.94%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2024
Blue Chip Growth Trust | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Blue Chip Growth Trust | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Blue Chip Growth Trust | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Blue Chip Growth Trust | Communication Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Communication sector risk. Because the fund may be concentrated in securities of companies in the communication sector, any market price movements, regulatory or technological changes, or economic conditions affecting companies in the communication sector may have a significant impact on the fund’s performance.
Blue Chip Growth Trust | Consumer Discretionary Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Consumer discretionary sector risk. The consumer discretionary sector may be affected by fluctuations in supply and demand, and may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, and labor relations.
Blue Chip Growth Trust | Credit And Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Blue Chip Growth Trust | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Foreign currencies may decline in value, which could negatively impact performance.
Blue Chip Growth Trust | Economic And Market Events Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Blue Chip Growth Trust | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations.
Blue Chip Growth Trust | Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
Blue Chip Growth Trust | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Blue Chip Growth Trust | Hong Kong Stock Connect Program (Stock Connect) Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hong Kong Stock Connect Program (Stock Connect) risk. Trading in China A-Shares through Stock Connect, a mutual market access program that enables foreign investment in the People’s Republic of China (PRC), is subject to certain restrictions and risks. Securities listed on Stock Connect may lose purchase eligibility, which could adversely affect the fund’s performance. Trading through Stock Connect is subject to trading, clearance, and settlement procedures that may continue to develop as the program matures. Any changes in laws, regulations and policies applicable to Stock Connect may affect China A-Share prices. These risks are heightened by the underdeveloped state of the PRC’s investment and banking systems in general.
Blue Chip Growth Trust | Hedging Derivatives And Other Strategic Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts, equity-linked notes (equity-linked notes generally reflect the risks associated with their underlying securities, depend on the credit of the notes' issuer, may be privately placed, and may have a limited secondary market), and options. Futures contracts and options generally are subject to counterparty risk.
Blue Chip Growth Trust | Hybrid Instrument Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hybrid instrument risk. Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.
Blue Chip Growth Trust | Information Technology Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Information technology companies risk. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Blue Chip Growth Trust | Investment Company Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment company securities risk. Fund shareholders indirectly bear their proportionate share of the expenses of any investment company in which the fund invests. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.
Blue Chip Growth Trust | Large Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.
Blue Chip Growth Trust | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Blue Chip Growth Trust | Loan Participations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Blue Chip Growth Trust | Lower Rated And High Yield Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Blue Chip Growth Trust | Media And Communications Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Media and communications sector risk. Media and communications companies may be significantly affected by product and service obsolescence due to technological advancement or development, competitive pressures, substantial capital requirements, fluctuating demand, and changes in regulation.
Blue Chip Growth Trust | Mid Sized Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-sized company risk. Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.
Blue Chip Growth Trust | Operational And Cybersecurity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Blue Chip Growth Trust | Preferred And Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
Blue Chip Growth Trust | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Blue Chip Growth Trust | Technology Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Technology companies risk. Technology companies can be significantly affected by rapid obsolescence, short product cycles, competition, and government regulation, among other factors. Investments in the technology sector may be susceptible to heightened risk of cybersecurity breaches, which may allow an unauthorized party to gain access to personally identifiable information and other customer data.
Blue Chip Growth Trust | Warrants Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.
Blue Chip Growth Trust | Series I
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	$ 83
3 years	rr_ExpenseExampleYear03	261
5 years	rr_ExpenseExampleYear05	454
10 years	rr_ExpenseExampleYear10	$ 1,013
2015	rr_AnnualReturn2015	11.06%
2016	rr_AnnualReturn2016	0.81%
2017	rr_AnnualReturn2017	36.28%
2018	rr_AnnualReturn2018	1.97%
2019	rr_AnnualReturn2019	29.80%
2020	rr_AnnualReturn2020	34.30%
2021	rr_AnnualReturn2021	16.87%
2022	rr_AnnualReturn2022	(38.09%)
2023	rr_AnnualReturn2023	49.56%
2024	rr_AnnualReturn2024	35.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.94%)
1 year	rr_AverageAnnualReturnYear01	35.65%
5 year	rr_AverageAnnualReturnYear05	14.54%
10 year	rr_AverageAnnualReturnYear10	14.82%
Blue Chip Growth Trust | Series II
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.01%
1 year	rr_ExpenseExampleYear01	$ 103
3 years	rr_ExpenseExampleYear03	324
5 years	rr_ExpenseExampleYear05	562
10 years	rr_ExpenseExampleYear10	$ 1,247
1 year	rr_AverageAnnualReturnYear01	35.36%
5 year	rr_AverageAnnualReturnYear05	14.31%
10 year	rr_AverageAnnualReturnYear10	14.58%
Blue Chip Growth Trust | NAV
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.76%
1 year	rr_ExpenseExampleYear01	$ 78
3 years	rr_ExpenseExampleYear03	245
5 years	rr_ExpenseExampleYear05	427
10 years	rr_ExpenseExampleYear10	$ 953
1 year	rr_AverageAnnualReturnYear01	35.73%
5 year	rr_AverageAnnualReturnYear05	14.60%
10 year	rr_AverageAnnualReturnYear10	14.87%
Blue Chip Growth Trust | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	25.02%
5 year	rr_AverageAnnualReturnYear05	14.53%
10 year	rr_AverageAnnualReturnYear10	13.10%
Blue Chip Growth Trust | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	33.36%
5 year	rr_AverageAnnualReturnYear05	18.96%
10 year	rr_AverageAnnualReturnYear10	16.78%

[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.